RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2025
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company’s related parties include entities over which it exercises significant influence and its key management personnel. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly.
Distributions
Tax-related distributions of $9.4 million and $49.3 million were paid during the three and nine months ended September 30, 2025, respectively, and tax-related distributions of $9.6 million and $55.3 million were paid during the three and nine months ended September 30, 2024, respectively. A majority of the recipients of the distributions were related parties.
Tax Receivables Agreement
On July 31, 2018, GDH Ltd. entered into a tax receivables agreement (the “Original TRA”) with holders of Class B Units in GDH LP (each such person and any permitted transferee, a “TRA Holder” and together, the “TRA
Holders”). The Original TRA generally provided for the payment by GDH Ltd. of 85% of the cash savings, if any, in U.S. federal, state, local, and non-US income tax that GDH Ltd. actually realized (or was deemed to realize in certain circumstances), as applicable to each TRA Holder, as a result of (i) certain increases in tax basis that occur as a result of GDH Ltd.’s acquisition (or deemed acquisition for U.S. federal income tax purposes) of all or a portion of such TRA Holder’s Class B Units in connection with the arrangement and (ii) deductions in respect of imputed interest deemed to be paid by GDH Ltd. as a result of, and additional basis arising from, any payments GDH Ltd. made under the Original TRA.
On May 13, 2025, the Company and the TRA Holders entered into an amended and restated tax receivables agreement (the “TRA”) to take into account the effects of the Restructuring Transactions.
The amounts payable, as well as the timing of any payments, under the TRA are dependent upon significant future events and assumptions, including the timing of the redemptions of Class B common stock, the price of the Company's Class A common stock at the time of each redemption, the extent to which such redemptions are taxable transactions, the amount of the redeeming unit holder’s tax basis in its Class B common stock at the time of the relevant redemption, the depreciation and amortization periods that apply to the increase in tax basis and the portion of the Company’s payments under the TRA that constitute imputed interest or give rise to depreciable or amortizable tax basis. The Company has recognized a TRA-related liability within the Other non-current liabilities of $111.0 million and $0.0 million as of September 30, 2025 and December 31, 2024, respectively, of which $43.6 million and $0.0 million were with related parties.
Investments in Galaxy Funds
Our directors and executive officers are generally permitted to invest their own capital (or capital of estate planning vehicles controlled by them or their immediate family members) directly in our funds and affiliated entities. In general, such investments are not subject to management fees, and in certain instances may not be subject to performance fees. The fair value of such investments aggregated to $11.3 million and $12.9 million as of September 30, 2025 and December 31, 2024, respectively.
Transactions with GDH Ltd.
Prior to the Reorganization Transactions, in accordance with its then-effective limited partnership agreement, the Company reimbursed or paid for all reimbursable expenses of GDH Ltd. For the three and nine months ended September 30, 2025, the Company paid or accrued $0.0 million and $2.1 million, respectively, and $1.7 million and $2.5 million for the three and nine months ended September 30, 2024, respectively, on behalf of GDH Ltd., which is included in General and administrative expenses on the Company’s condensed consolidated statements of operations.
On April 14, 2022 GDH LP entered into a promissory note (as amended from time to time, the “Promissory Note”) with GDH Intermediate LLC (“GDHI LLC”), a subsidiary of GDH Ltd. prior to the Reorganization Transactions. As a result of the Reorganization Transactions, the Promissory Note was amended and restated with GDH LP and GGI as the counterparties. The Promissory Note is eliminated in consolidation subsequent to the Reorganization Transactions. As of December 31, 2024, GDHI LLC had advanced $96.9 million to the Company.
As of December 31, 2024, the Company had $95.8 million, in net payables to GDH Ltd. primarily for the aforementioned Promissory Note partially offset by receivables for stock option exercises and withholding tax associated with restricted share units vesting. Subsequent to the Reorganization Transactions, these net payables and receivables are eliminated in consolidation.
The Company’s CEO served as co-chairman of the board for Candy Digital Inc. (“Candy”) in which the Company made an investment during 2021, resulting in the two entities becoming related parties. Candy was acquired by Futureverse in April 2025, and following such acquisition, the Company’s CEO ceased membership on the Candy board of directors and Candy ceased to be related party. A family member of the CEO continues to hold a position with Futureverse. As of December 31, 2024 the Company held an investment in Candy valued at $9.1 million. Galaxy Interactive Fund I, LP, a non-consolidated sponsored investment fund, also held an investment in Candy valued at $1.0 million as of December 31, 2024.
The Company has sub-advisory arrangements with a beneficial owner of GDI (GDH Ltd. prior to the Reorganization Transactions). Such sub-advisory arrangements have been entered into with, or advised by, Galaxy Digital Capital Management LP, a consolidated subsidiary of the Company, in its capacity as an investment advisor registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). For the three and nine months ended September 30, 2025 and three and nine months ended September 30, 2024, the associated advisory fees were $0.7 million, $1.3 million, $0.5 million and $1.5 million, respectively.
The Company’s CEO, through an entity which he controls, owns a private aircraft that the Company uses for business purposes in the ordinary course of operations, on terms that are advantageous to the Company. The CEO paid for the purchase of this aircraft with his personal funds and has borne all operating, personnel and maintenance costs associated with its operation and use. During the three and nine months ended September 30, 2025 and three and nine months ended September 30, 2024, the Company incurred $0.1 million, $0.4 million, $0.2 million and $0.3 million, respectively, for such use negotiated on an arms-length basis in compliance with our aviation matters policy adopted in August 2022.
In addition, we have from time to time made use of the CEO’s private boat to host corporate meetings and for other business purposes in the ordinary course of the Company’s operations, on terms that are advantageous to the Company. The CEO paid for the purchase of this boat with his personal funds and has borne most of the operating, personnel and maintenance costs associated with its operation and use; while the Company paid for the cost of any food and beverage consumption and a portion of operating fees. The expense incurred in relation to this boat was immaterial during the three and nine months ended September 30, 2025 and three and nine months ended September 30, 2024.
In connection with the receipt of surety bonds for the purpose of a state money transmission licenses on behalf of a subsidiary of the Company, GGI agreed to act as indemnitor, along with the Company, at the request of the insurers. The Company was liable to GGI for fees of $0.4 million for the indemnity through September 30, 2025, which was calculated as 1% of the aggregate notional amount of the surety bonds held on behalf of the subsidiary. The Company will continue to incur fees due to GGI of 1% for the duration of these outstanding surety bonds which are renewed annually.
Prior to joining GDH Ltd.’s board in September 2021 and GDI’s board in May 2025, the Chairman of GDI’s board (GDH Ltd.’s board prior to the Reorganization Transactions) entered into a consulting agreement with GDH LP in April 2021. Under the terms of the consulting agreement, the Chairman was engaged to provide professional services to the Company for a period of three years beginning on September 1, 2021. In 2021, the Chairman received 1,500,000 RSUs and 500,000 options under the LTIP in connection with the consulting agreement. There was no equity based compensation expense related to this grant for the three and nine months ended September 30, 2025. The equity based compensation expense was $0.0 million and $5.0 million for the three and nine months ended September 30, 2024, respectively. This consulting agreement expired as of September 1, 2024.
In February 2023, the Company entered into a consulting agreement with a board member of GDH Ltd. This consulting agreement expired as of December 31, 2024. The Company paid $0.3 million and $0.8 million under this agreement during the three and nine months ended September 30, 2024, respectively.
As of September 30, 2025 and December 31, 2024, the Company had recorded $4.8 million of tax payments made on behalf of certain related parties.
GalaxyOne
Certain of our executive officers and directors have accounts on our GalaxyOne platform (which offers access to certain deposit accounts and provides brokerage accounts for trading securities and digital assets) and use GalaxyOne products and services in the ordinary course. Similar to GalaxyOne’s other customers, these individuals pay us standard transaction and other fees related to such use, and earn a yield from us to the extent they hold certain investment products or cash balances on our platform, in each case on the same terms as other customers.

Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company’s related parties include entities over which it exercises significant influence and its key management personnel. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly.
Compensation of directors and officers
Director and officer compensation as of December 31, 2024, 2023 and 2022 includes nine, nine and ten individuals, respectively, consisting of officers, former officers and certain employees, who are considered to have decision making authority. Compensation provided to key management personnel for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended
(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Base compensation and accrued bonuses(1)	$16,780	$12,957	$6,733
Benefits	340	359	400
Equity based compensation	24,566	32,524	24,052
Total	$41,686	$45,840	$31,185
__________________
(1)As of December 31, 2024 and 2023, $13.4 million and $10.1 million, respectively, of accrued bonuses were included within Accounts payable and accrued liabilities.
GDH LP, an operating partnership, is managed by the Board of Managers of the General Partner. Director fees, including equity based compensation provided to the directors was $0.7 million, $0.8 million, and $0.8 million for the years ended December 31, 2024, 2023 and 2022, respectively.
Distributions
During the years ended December 31, 2024, 2023 and 2022, there were tax-related distributions paid of $55.3 million, $22.4 million and $184.3 million, respectively. A majority of the recipients of the distributions were related parties.
Sublease
Galaxy Investment Partners LLC, which has leased the office space located on the 8th floor of 107 Grand Street, New York, New York 10013, subleased to Galaxy Digital Services to occupy the 8th floor on the same terms as the master lease. During the year ended December 31, 2021, the Company exited the premises prior to the conclusion of the sublease term. The Company made payments on the sublease through June 2023, the expiration of the sublease, and had no associated lease liability as of December 31, 2024 and 2023.
Investments in Galaxy Funds
Our directors and executive officers are generally permitted to invest their own capital (or capital of estate planning vehicles controlled by them or their immediate family members) directly in our funds and affiliated entities. In general, such investments are not subject to management fees, and in certain instances may not be subject to performance fees. The fair value of such investments aggregated to $12.9 million and $11.0 million as of December 31, 2024 and 2023, respectively.
Transactions with GDH Ltd.
In accordance with the LPA, the Company will reimburse or pay for all reimbursable expenses of GDH Ltd. For the years ended December 31, 2024, 2023 and 2022, the Company paid or accrued $3.2 million, $2.2 million, and $2.5 million, respectively, on behalf of GDH Ltd., which has been included in General and administrative expenses on the Company’s consolidated statements of operations. The Company has also provided a financial guarantee to a subsidiary of GDH Ltd. sufficient to cover its costs and obligations as they come due through December 31, 2025. The Company has not paid or accrued any amount under this financial guarantee for the years ended December 31, 2024, 2023 or 2022.
On April 14, 2022 the Company entered into a Promissory Note (amended and restated in November 2023 and December 2024, the "Promissory Note") with GDH Intermediate LLC ("GDHI LLC"), a subsidiary of GDH Ltd. Under the terms of the Promissory Note, the Company can request that GDHI LLC make advances to the Company from time to time, fulfillment of which is in GDHI LLC’s sole and absolute discretion. As of December 31, 2024 and 2023, GDHI LLC had advanced $96.9 million and $67.2 million to the Company, respectively.
Under the terms of the Promissory Note, interest accrues on any outstanding advances at a rate per annum equal to 7.0% effective December 30, 2024 (7.0% through September 30, 2023 and 9% through December 29, 2024). Interest is payable semi-annually in arrears on June 30 and December 31 of each year, commencing on December 31, 2022, subject to the right of GDHI LLC to elect that the amount of any such interest payment be capitalized and increase the principal amount of the Promissory Note in lieu of being paid in cash. As of December 31, 2024 and 2023, the interest payable on the Promissory Note was $0. The Promissory Note may be recalled in whole or in part by GDHI LLC at any time during the term of the note. Otherwise it will mature, and the principal amount of all outstanding advances, plus any accrued and unpaid interest, will be due and payable on December 31, 2025, unless extended by GDHI LLC.
As at December 31, 2024 and 2023, the Company had $95.8 million and $66.0 million, respectively, in net payables to GDH Ltd. primarily for the aforementioned Promissory Note partially offset by receivables for stock option exercises and withholding tax associated with restricted share units vesting.
The Company’s CEO serves as co-chairman of the board for Candy Digital Inc. in which the Company made an investment during 2021 resulting in the two entities becoming related parties. A family member of the CEO also holds a position with this company. As at December 31, 2024 and 2023, the Company’s investment in Candy Digital Inc. was valued at $9.1 million and $18.0 million, respectively. As at December 31, 2024 and 2023, Galaxy Interactive Fund I, LP, a non-consolidated sponsored investment fund, also held an investment in the company valued at $1.0 million and $2.4 million, respectively.
The Company has sub-advisory arrangements with a beneficial owner of GDH Ltd.. Such sub-advisory arrangements have been entered into with, or advised by, Galaxy Digital Capital Management LP, a consolidated subsidiary of the Company, in its capacity as an investment advisor registered under the Advisers Act. For the years ended December 31, 2024, 2023 and 2022, the associated advisory fees were $2.1 million, $0.9 million, and $1.0 million, respectively. The CEO of the Company, through an entity which he controls, owns a private aircraft that the Company uses for business purposes in the ordinary course of operations, on terms that are advantageous to the Company. The CEO paid for the purchase of this aircraft with his personal funds and has borne all operating, personnel and maintenance costs associated with its operation and use. During the years ended December 31, 2024, 2023 and 2022, the Company incurred $0.5 million, $0.3 million, and $1.2 million, respectively, for such use negotiated on an arms-length basis in compliance with our aviation matters policy adopted in August 2022.
In addition, we have from time to time made use of the CEO’s private boat to host corporate meetings and for other business purposes in the ordinary course of the Company’s operations, on terms that are advantageous to us. The CEO paid for the purchase of this boat with his personal funds and has borne most of the operating, personnel and maintenance costs associated with its operation and use; while the Company paid for the cost of any food and beverage consumption and a portion of operating fees. During the years ended December 31, 2024 and 2023, the Company incurred $0.02 million and $0.1 million, respectively, in relation to this boat. The value of this service was not material to the Company for the year ended December 31, 2022.
In connection with the receipt of surety bonds for the purpose of state money transmission licenses on behalf of a subsidiary of the Company, GGI agreed to act as indemnitor, along with the Company, at the request of the insurers. The Company was liable to GGI for fees of $0.4 million for the indemnity through December 31, 2024, which was calculated as 1% of the aggregate notional amount of the surety bonds held on behalf of the subsidiary. The Company will continue to incur fees due to GGI of 1% for the duration of these outstanding surety bonds which are renewed annually.
Prior to joining the GDH Ltd.’s board in September 2021, the current chairman of the GDH Ltd.’s board entered into a consulting agreement with the Company in April 2021. Under the terms of the consulting agreement, the chairman was engaged to provide professional services to the Company for a period of three years beginning on September 1, 2021. In 2021, the chairman received 1,500,000 RSUs and 500,000 options under the LTIP in connection with the consulting agreement. The equity based compensation expense related to this grant for the years ended December 31, 2024, 2023 and 2022 was $5.0 million, $11.9 million and $11.6 million, respectively. This consulting agreement has expired as of September 1, 2024.
In February 2023, the Company entered into a consulting agreement with a board member of GDH Ltd. The Company paid $1.0 million under this agreement during each of the years ended December 31, 2024 and 2023.
As of December 31, 2024 and 2023, the Company had recorded $4.8 million and $2.9 million, respectively, of tax payments made on behalf of certain related parties. During the year ended December 31, 2023, the Company made tax indemnification payments of $4.9 million to certain related parties.